Semi-Annual Report to Shareholders



                        SAND HILL PORTFOLIO MANAGER FUND



                                   A Series of
                              The World Funds, Inc.
                          a "Series" Investment Company



                            For the Six Months Ended
                                  June 30, 1998

                  Schedule of Portfolio Investments
                  June 30, 1998 (Unaudited)

   Number
     of                                                         Market
   Shares           Security                                     Value
    ------          --------                                    ------

                  COMMON STOCK:             94.37%

                  BASIC MATERIALS:           1.69%
    2,455         Desc, SA De CV ADS                            $48,793
    2,000         Hoechst AG ADR                                 99,250
                                                                -------
                                                                148,043
                                                                -------

                  CAPITAL GOODS:             6.77%
    3,900         Avery Dennison                                209,625
    4,800         Dover                                         164,400
    3,800         Johnson Controls                              217,313
    -----                                                       -------
                                                                591,338
                                                                -------
                  COMMUNICATION SERVICES:    3.41%
    2,600         Ameritech                                     116,675
    2,000         Airtouch Commun*                              116,875
    3,400         Hong Kong Telecom                              64,175
    -----                                                        ------
                                                                297,725
                                                                -------
                  CONSUMER CYCLICALS:        9.77%
    2,500         Gap (The)                                     154,062
    8,600         Leggett & Platt                               215,000
    5,300         Manpower                                      152,044
      500         Matsushita Electric                            80,375
    4,500         Sherwin-Williams                              149,063
    1,200         Sony ADR                                      103,275
    -----                                                       -------
                                                                853,819
                                                                -------
                  CONSUMER STAPLES:         11.85%
    6,200         Conagra                                       196,462
    2,000         Carlton Communic-ADS                           90,000
    3,700         Kimberly-Clark                                169,738
    2,800         Panamerican Beverage                           88,025
      800         Procter & Gamble                               72,850
    3,300         Sara Lee                                      184,594
    2,000         Walgreen                                       82,625
    2,500         Whole Foods Markets*                          151,250
    -----                                                       -------
                                                              1,035,544
                                                              ---------
                  ENERGY:                    9.14%
    2,500         Atlantic Richfield                            195,312
    1,200         British Petroleum                             105,900
    2,400         Mobil                                         183,900
    9,000         Nabors Industries*                            178,313
    2,500         Schlumberger                                  170,781
    2,500         Western Atlas*                                212,188
    -----                                                       -------
                                                              1,046,394
                                                              ---------

   Number
     of                                                       Market
   Shares         Security                                    Value
    ------        --------                                     ------

                  FINANCIALS:                9.40%
   10,000         Cheung Kong Hlds ADR                           49,170
      400         HSBC Hldgs Plc ADR*                            97,824
    3,400         MBIA                                          254,575
    5,500         PXRE                                          165,000
    4,600         Regions Financial                             188,888
    1,300         Banco de Santander ADS                         65,894
    -----                                                        ------
                                                                821,351
                                                                -------
                  HEALTHCARE:               13.27%
    5,866         Astra AB 'A' ADR                              120,253
    2,900         Amgen*                                        189,587
    3,500         Becton Dickinson                              271,687
    5,600         Manor Care                                    215,250
      800         Roche Hldg ADR                                 78,560
    3,100         Schering-Plough                               284,038
    -----                                                       -------
                                                              1,159,375
                                                              ---------
                  REIT:                      4.60%
    4,900         Apartment Invst/Mgmt                          193,550
    5,000         Boston Properties                             172,500
    6,800         J P Realty                                    160,225
    -----                                                       -------
                                                                526,275
                                                                -------
                  TECHNOLOGY:               16.98%
    4,000         Adobe Systems                                 169,750
    3,000         Applied Materials                              88,500
    3,600         3Com*                                         110,475
    5,000         EMC Corp                                      224,062
    4,400         Ericsson Tel ADR                              125,950
    3,400         Grainger (W.W.)                               169,362
    2,200         Hewlett-Packard                               131,725
    2,200         Intel                                         163,075
    5,000         Sungard Data Systems*                         191,875
    2,500         Sun Microsystems*                             108,594
    -----                                                       -------
                                                              1,483,368
                                                              ---------
                  UTILITIES:                 2.11%
   18,000         Hong Kong Electric ADR                         55,751
    4,600         Nipsco Industies                              128,800
    -----                                                       -------
                                                                184,551
                                                                -------
                  VARIOUS OTHER HOLDINGS:    1.12%
   10,000         Webs Japan Index                               98,125
   ------                                                        ------

                  TOTAL COMMON STOCKS:
                  (Cost: $5,807,053)                          8,245,908
                         ----------                           ---------

 Principal
   Amount         U.S. GOVT. SECURITIES:    23.72%
------------      LONG TERM:                20.30%
    $100,000      U.S. Treasury Note
                  maturity date 07/31/99; 5.875%                100,344
     100,000      U.S. Treasury Note
                  maturity date 10/31/99; 7.5%                  102,469
     500,000      U.S. Treasury Note
                  maturity date 07/31/00; 6.125%                505,938
     600,000      U.S. Treasury Note
                  maturity date 02/28/01; 5.625%                601,500
     300,000      U.S. Treasury Note
                  maturity date 09/30/02; 5.875%                303,750
     200,000      U.S. Treasury Note
                  maturity date 01/31/03; 5.5%                  199,813
     200,000      U.S. Treasury Note
                  maturity date 2/15/03; 6.25%                  205,812
     300,000      U.S. Treasury Note
                  maturity date 02/15/04; 5.875%                305,624

                  TOTAL LONG TERM
                  U.S. GOVERNMENT SECURITIES:                 2,325,250
                                                              ---------
                  (COST:$2,303,455)

                  SHORT TERM:                4.48%
    150,000       U.S. Treasury Bill
                  maturity date 09/17/98                        148,397
    250,000       U.S. Treasury Bill
                  maturity date 01/07/99                        243,337
                                -- -- --                        -------
                  TOTAL SHORT TERM
                  U.S. GOVERNMENT SECURITIES:                   391,734
                  (COST: $391,734)                              -------


                  TOTAL INVESTMENTS:
                  (Cost: $8,502,242)**               95.71% $10,962,892
                  Other assets, net                   4.29%     491,895
                                                      ----      -------

                  NET ASSETS                        100.00% $11,454,787
                                                    ======  ===========

*Non-income producing
**Cost for Federal income tax purpose is $8,502,242 and net unrealized appreciation consists of:

                  Gross unrealized appreciation             $ 2,635,598
                  Gross unrealized depreciation                (174,948)
                                                              --------

                  Net unrealized appreciation               $2,460,650
                                                            ===========

ADR --- Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)

ASSETS
 Investments at value (identified cost of $8,502,242)
 Notes 1 & 3)                                         $  10,962,892
Cash                                                        430,206
 Receivable:
    Dividend and interest           $   59,647
Other assets                            12,671               72,318
                                        ------               ------

    TOTAL ASSETS                                         11,465,416
                                                         ----------
LIABILITIES
 Investment management fees                                   9,875
 Accrued expenses                                               754
                                                                ---
    TOTAL LIABILITIES                                        10,629
                                                             ------
NET ASSETS                                             $ 11,454,787
                                                       ============

   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($11,454,788 / 740,328 shares
      outstanding)                                     $      15.47
                                                       ============

   At June 30, 1998 there were 50,000,000 shares of $.01
      par value stock authorized and components of net
      assets are:
   Paid in capital                                     $  8,722,303
   Accumlated net realized gain on investments              232,767
   Undistributed net investment income                       39,067
   Net unrealized appreciation of investments             2,460,650
                                                          ---------
   Net Assets                                          $ 11,454,787
                                                       ============


See Notes to Financial Statements


STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
 Interest                                       $ 78,145
 Dividend                                         63,200
                                                  ------
 Total income                                                  $141,345
                                                               --------

EXPENSES:
 Investment advisory fees (Note 2)                56,416
 Transfer agent fees (Note 2)                      8,057
 Custodian and accounting fees                     2,898
 Legal and audit fees                              9,889
 Registration fees                                 4,062
 Recordkeeping and administrative services        12,094
 Shareholding servicing and reports (Note 2        1,964
 Organization expense amortization                 3,538
 Miscellaneous                                     8,273
                                                -----
 Total expenses                                                  107,191
                                                                 -------

 Net investment income                                            34,154
                                                                  ------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
 Net realized gain on investments                                174,482
 Net increase in unrealized appreciation on investments          443,867
                                                                 -------
 Net gain on investments                                         618,349
                                                                 -------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $652,503
                                                                ========


See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
                                                  Six months         Year
                                                     ended           ended
                                                  June 30, 1998    December 31,
                                                   (Unaudited)       1997
                                                   ----------------------

OPERATIONS
 Net investment income                              $ 34,154      $  57,124
 Net realized gain on investments                     74,482        265,654
 Change in unrealized appreciation of investments    443,867        984,658
                                                     -------        -------
   Net increase in net assets resulting from
       operations                                    652,503      1,307,436

DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ($.-- and $.08 per share
       respectively)                                   --           (52,211)

   Capital gains ($.-- and $.43 per share
       respectively)                                   --          (280,635)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from capital
       share transactions*                           236,167       3,132,102
                                                     -------       ---------
   Net increase in net assets                        888,670       4,106,692
   Net assets at beginning of period              10,566,117       6,459,425
                                                  ----------       ---------
NET ASSETS at the end of the period (including
   undistributed net investment income of $39,067
   and $-- respectively)                          $11,454,787    $10,566,117
       =                                          ===========    ===========

* A summary of capital share transactions follows:
                             Six months ended
                              June 30, 1998                    Year ended
                               (Unaudited)               December 31, 1997
                           Shares         Value         Shares           Value
Shares sold               138,198    $  1,485,186       240,636     $ 3,384,487
Shares reinvested from
Dividends                      --              --        21,704         318,619
Shares redeemed           (82,330)     (1,249,019)      (42,017)       (571,004)
                          -------      ----------       -------        --------
Net increase               55,868    $     236,167       220,323     $ 3,132,102
                           ======    =============       =======     ===========

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         Six months ended                               Jan 2, 1995*
                                           June 30, 1998       Year ended December 31        to
                                            (Unaudited)         1997        1998        Dec 31, 1995
                                            --------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period          $14.57           $12.79      $11.11          $10.00
Income from investment operations-
 Net investment income                          0.04             0.09        0.14            0.06
 Net realized and unrealized gain on investment 0.86             2.20        2.02            1.10
 Total from investment operations               0.90             2.29        2.16            1.16
Less distributions-
 Distributions from net investment income        --             (0.08)      (0.15)          (0.05)
 Distributions from capital gains                --             (0.43)      (0.33)           0.00
 Total distributions                           0.00             (0.51)      (0.48)          (0.05)
Net asset value, end of period (000's)       $15.47            $14.57      $12.79          $11.11

Total Return                                   6.18%            17.87%      19.57%          11.60%
Ratios/Supplemental Data
   Net assets, end of period (000's)         $11,455           $10,566      $6,459          $4,025
Ratio to average net assets - (A)
   Expenses (B)                                1.90%**            2.08%       2.50%          3.03%**
   Expense ratio - net (C)                     1.90%**            1.90%       2.00%          1.90%**
   Net investment income                       0.61%**            0.71%       1.29%          0.52%**
Portfolio turnover rate                       10.19%             16.48%      32.97%         40.96%
Average brokerage commission per share        $0.0510            $0.0459    $0.0581           ---

* Commencement of operations
** Annualized

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .64% in 1996 and 1.00% in 1995.

(B) Expense ratios has been increased to include custodian fees which were offset by custodian credits.

(C) Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements


Sand Hill Portfolio Manager Fund
Notes to the Financial Statements
June 30, 1998 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short term investments.

A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates m arket value.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Dividends. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to Sand Hill Portfolio Manager Fund are being amortized over a period of fifty-seven
(57) months.

E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS--Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $14,083 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $8,057 for its services for the six months ended June 30, 1998.

Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3-PURCHASES AND SALES OF SECURITIES--Purchases and sales of securities other than short-term notes aggregated $1,558,090 and $818,935, respectively.

Investment Advisor:
  Sand Hill Advisors, Inc.
         3000 Sand Hill Road
         Building Three, Suite 150
         Menlo Park, California 94025-7111

Distributor:
  First Dominion Capital Corp.
         1500 Forest Avenue
         Suite 223
         Richmond, Virginia 23229

Independent Auditors:
  Tait, Weller and Baker
         Eight Penn Center Plaza
         Suite 800
         Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

  Fund Services, Inc.
         Post Office Box 26305
         Richmond, Virginia 23260
         (800) 628-4077 Toll Free

More Information:

         For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9500 Toll Free.